Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible amortization expense	$ 107,701	$ 114,749	$ 102,750
Estimated amortization expense, year ending June 30, 2012	100,342
Estimated amortization expense, year ending June 30, 2013	93,048
Estimated amortization expense, year ending June 30, 2014	89,354
Estimated amortization expense, year ending June 30, 2015	86,521
Estimated amortization expense, year ending June 30, 2016	$ 84,717